SCHEDULE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED BASED ON THEIR FAIR VALUE (Details) (Parenthetical) - USD ($)		12 Months Ended
	Jan. 10, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Ninjas in Pyjamas Gaming AB [Member]
Business Combination [Line Items]
Cash acquired from acquisition	$ 296,139			$ 1,707,373